Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share

Note 25. Earnings Per Share

Basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method). Until April 30, 2013 shares issuable upon subscription of the Company’s shares by TuneUp former owners (using the treasury shares method) and until February 7, 2012, upon closing of the Company’s IPO, ordinary shares issuable upon the conversion of the Company’s Class D preferred shares to ordinary shares (using the if-converted method), were included in the number of potential ordinary shares.

The Company applied the two-class method when computing its earnings per share, which requires that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Class D preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income. Since the conversion of Class D preferred shares to ordinary shares on February 7, 2012, the Company has only one class of securities that participate in dividends. Therefore, the two-class method is not applicable for computing the earnings per share for financial statements for fiscal years 2013 and 2014.

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2012	2013	2014
Numerator:
Net income	$45,817	$63,714	$54,434
Less net income attribute to noncontrolling interest			(8)
Redeemable noncontrolling interest			(534)
Preferred share dividends	(753)	—	—
Net income available to ordinary shareholders – basic	$45,064	$63,714	$53,892
Preferred share dividends	753	—	—

Net income available to ordinary shareholders – diluted	$45,817	$63,714	$53,892

Denominator:
Weighted-average ordinary shares outstanding – basic	52,395,427	54,208,065	52,219,176
Potential ordinary shares	1,913,091	502,639	372,259

Weighted-average ordinary shares outstanding – diluted	54,308,518	54,710,704	52,591,435

Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – basic	$0.86	$1.18	$1.03
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – diluted	$0.84	$1.16	$1.02

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2012	2013	2014
Market restricted stock units	—	26,630	100,000
Options to purchase ordinary shares	2,710,994	1,235,448	1,675,499

Anti-dilutive shares	2,710,994	1,262,078	1,775,499